NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTEREST

27. Noncontrolling interest

As of December 31, 2013, the Group’s non-controlling interest mainly included equity interests in Red 5 and Mengxiang Hulian and equity awards granted as compensation by the Group’s subsidiaries. The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2011, 2012 and 2013.

	December 31, 2011	December 31, 2012	December 31, 2013
	RMB	RMB	RMB
Net loss attributable to The9 Limited	(284,329,931)	(514,002,092)	(526,261,572)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited’s additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	4,044	3,265	25,992
Increase in The9 Limited’s additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest	1,565,749	0	0
Decrease in The9 Limited’s additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian	(12,741,104)	0	0
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest*	0	3,933,247	3,072,133

Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(295,501,242)	(510,065,580)	(523,163,447)

*	The amount is primarily due to the vesting of restricted stock by noncontrolling interest holders.